Consolidated Statements of Cash Flows - CAD ($) $ in Millions	12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021
OPERATING ACTIVITIES
Net income	$ 794.6	$ 362.9
Non-cash and non-operating items:
Depreciation expense	273.6	260.8
Income tax expense	282.1	121.4
Foreign exchange gain on long-term debt	(14.8)	(118.9)
Interest expense and transaction costs	101.0	110.6
Net loss (gain) on disposal of property, plant and equipment	1.0	(12.6)
Impairment charge	0.0	177.1
Other	30.0	(0.9)
Cash flows generated from operations before changes in working capital	1,467.5	900.4
Changes in working capital:
(Increase) decrease in trade and other receivables	(168.9)	90.3
(Increase) decrease in inventories	(647.8)	101.2
Increase in other assets	(157.5)	(77.5)
Increase in trade payables and accruals	355.9	199.0
(Decrease) increase in other financial liabilities	151.5	(14.1)
Decrease in provisions	(4.4)	(110.5)
Cash flows generated from operations	949.2	1,104.6
Income taxes paid, net of refunds	(179.2)	(150.4)
Net cash flows generated from operating activities	770.0	954.2
INVESTING ACTIVITIES
Additions to property, plant and equipment	(628.9)	(253.3)
Additions to intangible assets	(68.8)	(26.6)
Proceeds on disposal of property, plant and equipment	0.4	19.3
Other	9.6	0.3
Net cash flows used in investing activities	(687.7)	(260.3)
FINANCING ACTIVITIES
Increase (decrease) in revolving credit facilities and bank overdraft	(47.1)	15.8
Issuance of long-term debt	409.9	964.3
Long-term debt amendment fees	(19.8)	(42.2)
Repayment of long-term debt	(779.4)	(52.8)
Repayment of lease liabilities	(35.3)	(33.8)
Interest paid	(53.2)	(92.1)
Issuance of subordinate voting shares	65.0	22.5
Repurchase of subordinate voting shares	(682.7)	(172.1)
Dividends paid	(43.1)	(9.6)
Other	(4.1)	(0.4)
Net cash flows (used in) generated from financing activities	(1,142.7)	583.8
Effect of exchange rate changes on cash and cash equivalents	0.5	5.5
Net (decrease) increase in cash and cash equivalents	(1,059.9)	1,283.2
Cash and cash equivalents at the beginning of year	1,325.7	42.5
Cash and cash equivalents at the end of year	$ 265.8	$ 1,325.7